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                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.    Name and address of issuer:
        Hartford Life Insurance Company Separate Account VL I
       P.O. Box 2999
       Hartford, CT 06104-2199

 2.    The name of each series or class of
       securities for which this Form is
       filed (If the Form is being filed for
       all series and classes of securities
       of the issuer, check the box but do
       not list series or classes): / /

 3.    Investment Company Act File Number:  811-3072-03

       Securities Act File Number: 33-53692

 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2001

 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). / /    Check box if this is the last time the issuer will be filing this Form.


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      5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the fiscal
            year pursuant to section 24(f):
                                                              $ 539,793,422

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                   $ 533,784,569

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any PRIOR fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission                  $ 0

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                          $ 533,784,569

      (v)   Net sales -- if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item
            5(i)]:                                            $   6,008,853

      (vi)  Redemption credits available for
            use in future years -- if Item
            5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                             $(       )

      (vii) Multiplier for determining                              .000092
            registration fee (See                           X
            Instruction C.9):

      (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                          = $         553

      6.    Prepaid Shares
            If the response to
            Item 5(i) was determined by
            deducting an amount of securities
            that were registered under the
            Securities Act of 1933 pursuant
            to rule 24e-2 as in effect before
            October 11, 1997, then report the
            amount of securities (number of
            shares or other units) deducted
            here: _______________. If there
            is a number of shares or other
            units that were registered
            pursuant to rule 24e-2 remaining
            unsold at the end of the fiscal
            year for which this form is filed
            that are available for use by the
            issuer in future fiscal years,
            then state that number here:
            _______________.

      7.    Interest due -- if this Form is
            being filed more than 90 days
            after the end of the issuer's
            fiscal year (see Instruction D):

                                                            + $
      8.    Total of the amount of the
            registration fee due plus any
            interest due [line 5(viii) plus
            line 7]:

                                                            = $         553
      9.    Date the registration fee and any
            interest payment was sent to the
            Commission's lockbox depository:
            March 18, 2002
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            Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means


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                  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/
     --------------------------
    Douglas G. Boains
    Assistant Director

    Date March 18, 2002

*    Please print the name and title of the signing officer below the signature.